Accounting Policies Summary of Significant Accounting Policies (Schedule of Property, Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	177,395	173,089
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	63,115	57,725
Property, Plant and Equipment, Net	114,280	115,364
Land
Property, Plant and Equipment [Line Items]
Property and equipment	26,261	26,184
Building and building improvements
Property, Plant and Equipment [Line Items]
Property and equipment	97,496	95,488
Building and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Building and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		40 years
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	45,044	42,971
Fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		30 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment	2,807	2,785
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		15 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment	5,787	5,661